Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Fair value measurements
Other assets		¥ 827,022	¥ 748,091
Recurring [Member]
Fair value measurements
Trading assets and private equity investments	[1]	14,930,000	13,498,000
Recurring [Member] | Other [Member]
Fair value measurements
Other assets	[1],[2]	566,000	592,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity investments		26,000	36,000
Recurring [Member] | Net asset value per share [Member] | Other [Member]
Fair value measurements
Other assets		¥ 6,000	¥ 2,000

[1]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2019 and March 31, 2020, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥36 billion and ¥26 billion, respectively. As of March 31, 2019 and March 31, 2020, the fair values of these investments which are included in Other assets—Others were ¥2 billion and ¥6 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.